Acquisition of Mariana Resources Limited - Additional Information (Detail) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 03, 2017 USD ($) $ / USD_per_Oz shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about asset acquisitions [line items]
Investments in associates accounted for using equity method		$ 177,452	$ 127,224
Exploration and Evaluation Assets		$ 2,599	$ 0
Mariana Resources Ltd. [member]
Disclosure of detailed information about asset acquisitions [line items]
Shares issued for acquisition of Mariana Resources Ltd., shares | shares	32,685,228
Additional cash paid for acquisition of asset	$ 47,300
Share ratio of entity equity instruments transferred to acquiree shareholders	0.3487
Fair value of net assets acquired related to asset acquisition	$ 199,600
Exploration and Evaluation Assets	5,000
Cash and other assets acquired	5,000
Accounts payable and accrued liabilities acquired	$ 1,100
Fair value assumption for annual risk free interest rate on warrants and options	1.00%
Volatility rate assumption used in fair value of warrants and options	30.00%
Expected life assumption used in fair value of warrants and options	1 year 7 months 6 days
Hod Maden Associate [member]
Disclosure of detailed information about asset acquisitions [line items]
Proportion of ownership interest in associate	30.00%	30.00%	30.00%
Investments in associates accounted for using equity method	$ 190,700	$ 177,452	$ 127,224	$ 0
Fair value assumption commodity price used | $ / USD_per_Oz	1,300
Fair value assumption discount rate used to value investment in associate	7.00%
Hod Maden Associate [member] | Bottom of Range [member]
Disclosure of detailed information about asset acquisitions [line items]
Estimated useful life of mine assumption used to value investment in associate	12 years
Hod Maden Associate [member] | Top of Range [member]
Disclosure of detailed information about asset acquisitions [line items]
Estimated useful life of mine assumption used to value investment in associate	14 years